Financial structure and financial costs	12 Months Ended
Dec. 31, 2023
Financial structure and financial costs
Financial structure and financial costs

Note 15 Financial structure and financial costs

15.1 FINANCIAL DEBT AND DERIVATIVE FINANCIAL INSTRUMENTS

A)  Non-current financial debt and related financial instruments

As of December 31, 2023
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	8,427	32,051	40,478
of which hedging instruments of non-current financial debt (liabilities)	–	2,198	2,198
Non-current financial assets	(1,166)	(1,229)	(2,395)
of which hedging instruments of non-current financial debt (assets)	–	(673)	(673)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,261	30,822	38,083
Variable rate bonds or bonds after fair value hedge	–	7,051	7,051
Fixed rate bonds or bonds after cash flow hedge	–	22,839	22,839
Other floating rate debt	430	408	838
Other fixed rate debt	241	840	1,081
Lease obligations	7,756	–	7,756
Non-current financial assets excluding derivative financial instruments	(1,166)	(142)	(1,308)
Non-current instruments held for trading	–	(174)	(174)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,261	30,822	38,083

As of December 31, 2022
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	8,329	36,935	45,264
of which hedging instruments of non-current financial debt (liabilities)	–	3,746	3,746
Non-current financial assets	(1,428)	(1,303)	(2,731)
of which hedging instruments of non-current financial debt (assets)	–	(813)	(813)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,901	35,632	42,533
Variable rate bonds or bonds after fair value hedge	–	8,958	8,958
Fixed rate bonds or bonds after cash flow hedge	–	26,159	26,159
Other floating rate debt	13	227	240
Other fixed rate debt	39	496	535
Lease obligations	8,277	–	8,277
Non-current financial assets excluding derivative financial instruments	(1,428)	–	(1,428)
Non-current instruments held for trading	–	(208)	(208)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,901	35,632	42,533

As of December 31, 2021
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	7,720	41,792	49,512
of which hedging instruments of non-current financial debt (liabilities)	–	1,498	1,498
Non-current financial assets	(847)	(1,557)	(2,404)
of which hedging instruments of non-current financial debt (assets)	–	(787)	(787)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,873	40,235	47,108
Variable rate bonds or bonds after fair value hedge	–	12,820	12,820
Fixed rate bonds or bonds after cash flow hedge	–	27,147	27,147
Other floating rate debt	15	634	649
Other fixed rate debt	61	363	424
Lease obligations	7,644	–	7,644
Non-current financial assets excluding derivative financial instruments	(847)	(675)	(1,522)
Non-current instruments held for trading	–	(54)	(54)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,873	40,235	47,108

The bonds, as of December 31, 2023, after taking into account currency and interest rates swaps fair value, are detailed as follows:

		Amount	Amount	Amount
Bonds after fair value hedge or variable rate		after	after	after	Range	Range of initial current rate
bonds(a)	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2023	2022	2021	maturities	instruments
Bond	USD	3,542	5,042	5,001	2024 - 2028	2.434% - 3.883%
Bond	CHF	409	407	409	2026 - 2029	0.176% - 0.298%
Bond	AUD	71	71	71	2025	4.000%
Bond	EUR	3,209	5,574	7,528	2024 - 2044	0.625% - 3.000%
Bond	GBP	929	925	1,524	2025 - 2031	1.405% - 1.750%
Bond	HKD	130	129	129	2025	2.920%
Current portion (less than one year)		(2,118)	(3,890)	(2,540)
Principal financing entities(b)		6,172	8,258	12,122
TotalEnergies SE
Bond		—	—	1,200
Current portion (less than one year)		—	—	(1,200)
Other consolidated subsidiaries		879	700	698
TOTAL VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE		7,051	8,958	12,820

		Amount	Amount	Amount
Bonds after cash flow hedge or		after	after	after	Range	Range of initial current rate
fixed rate bonds	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2023	2022	2021	maturities	instruments
Bond	EUR	15,448	15,628	15,487	2024 - 2044	0.696% - 5.125%
Bond	USD	8,301	8,783	9,941	2024 - 2060	2.829% - 3.461%
Bond	HKD	187	187	200	2026	3.088%
Bond	CHF	1,088	1,076	1,113	2024 - 2027	0.510% - 1.010%
Bond	GBP	980	985	1,004	2024 - 2026	1.250% - 1.660%
Bond	AUD	(1)	(2)	5	2025	4.000%
Current portion (less than one year)		(3,175)	(500)	(1,000)
Principal financing entities(b)		22,828	26,157	26,750
Other consolidated subsidiaries		11	2	397
TOTAL FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE		22,839	26,159	27,147

(a)

The IBOR rate reform mainly impacted the bonds after fair value hedge, on principal financing entities and TotalEnergies SE, indexed on the USD LIBOR rate. At December 31, 2023, the amount of the bonds after fair value hedge (both non-current and current portions) on principal financing entities and TotalEnergies SE is $ 8,290 million.

(b)

All debt securities issued through the following subsidiaries are fully and unconditionally guaranteed by TotalEnergies SE as to payment of principal, premium, if any, interest and any other amounts due:

-

TotalEnergies Capital is a wholly and directly owned subsidiary of TotalEnergies SE (except for one share held by each director). It acts as a financing vehicle for TotalEnergies. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE;

-

TotalEnergies Capital Canada Ltd. is a wholly and directly owned subsidiary of TotalEnergies SE. It acted as a financing vehicle for the activities of TotalEnergies in Canada. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE;

-

TotalEnergies Capital International is a wholly and directly owned subsidiary of TotalEnergies SE (except for one share held by each director). It acts as a financing vehicle for TotalEnergies. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE.

Loan repayment schedule (excluding current portion)

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2023	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2025	5,381	369	(434)	(110)	4,947	13%
2026	4,013	323	(304)	(102)	3,709	10%
2027	3,720	85	(349)	(55)	3,371	9%
2028	4,502	304	(246)	(142)	4,256	11%
2029 and beyond	22,862	1,117	(1,062)	(264)	21,800	57%
TOTAL	40,478	2,198	(2,395)	(673)	38,083	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2022	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2024	7,251	399	(899)	(56)	6,352	15%
2025	4,701	552	(259)	(168)	4,442	10%
2026	3,465	467	(194)	(107)	3,271	8%
2027	3,522	217	(104)	(17)	3,418	8%
2028 and beyond	26,325	2,111	(1,275)	(465)	25,050	59%
TOTAL	45,264	3,746	(2,731)	(813)	42,533	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2021	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2023	6,143	115	(111)	(51)	6,032	13%
2024	6,506	190	(219)	(103)	6,287	13%
2025	4,471	194	(89)	(51)	4,382	9%
2026	3,348	238	(71)	(34)	3,277	7%
2027 and beyond	29,044	761	(1,914)	(548)	27,130	58%
TOTAL	49,512	1,498	(2,404)	(787)	47,108	100%

Analysis by currency and interest rate

These analyses take into account interest rate and foreign currency swaps to hedge non-current financial net debt.

As of December 31,
(M$)	2023	%	2022	%	2021	%
U.S. dollar	34,789	91%	38,896	91%	44,387	94%
Euro	2,322	6%	2,083	5%	1,708	4%
Norwegian krone	40	0%	47	0%	67	0%
Other currencies	932	3%	1,507	4%	946	2%
TOTAL	38,083	100%	42,533	100%	47,108	100%

As of December 31,
(M$)	2023	%	2022	%	2021	%
Fixed rate	30,311	80%	33,533	79%	34,353	73%
Floating rate	7,772	20%	9,000	21%	12,755	27%
TOTAL	38,083	100%	42,533	100%	47,108	100%

B)  Current financial assets and liabilities

Current borrowings consist mainly of drawings on commercial papers or treasury bills and of bank loans. These instruments bear interest at rates that are close to market rates. Current deposits beyond three months include initial margins held as part of the Company’s activities on organized markets.

As of December 31,
(M$)
(Assets) / Liabilities	2023	2022	2021
Current financial debt(a)	2,377	8,997	8,846
Current lease obligations	1,721	1,437	1,390
Current portion of non-current financial debt	5,492	5,068	4,799
Current borrowings (Note 14)	9,590	15,502	15,035
Current portion of hedging instruments of debt (liabilities)	268	262	316
Other current financial instruments (liabilities)	178	226	56
Other current financial liabilities (Note 14)	446	488	372
Current deposits beyond three months	(5,450)	(8,127)	(11,868)
Marketable securities	(519)	(218)	(195)
Financial receivables on sub-lease, current	(329)	(190)	(132)
Current portion of hedging instruments of debt (assets)	(91)	(2)	(42)
Other current financial instruments (assets)	(196)	(209)	(78)
Current financial assets (Note 14)	(6,585)	(8,746)	(12,315)
NET CURRENT BORROWINGS	3,451	7,244	3,092

(a)

As of December 31, 2023, December 31, 2022 and December 31, 2021, current financial debt includes notably short-term negotiable debt security issued through programs fully and unconditionally secured by TotalEnergies SE.

C)  Cash flow from (used in) financing activities

The variations of financial debt are detailed as follows:

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2023	changes	reclassification	currency	fair value	Current	Other	2023
Non-current financial instruments - assets(a) and non-current financial assets	(2,731)	—	(96)	(21)	353	387	(287)	(2,395)
Non-current financial debt	45,264	130	667	65	(343)	(7,573)	2,268	40,478
Non-current financial debt and related financial instruments	42,533	130	571	44	10	(7,186)	1,981	38,083

Current financial instruments - assets(a)	(401)	383	(1)	(8)	(68)	(387)	(134)	(616)
Current borrowings	15,502	(14,660)	181	389	121	7,573	484	9,590
Current financial instruments - liabilities(a)	488	—	6	11	(59)	—	—	446
Current financial debt and related financial instruments	15,589	(14,277)	186	392	(6)	7,186	350	9,420

Financial debt and financial assets classified as held for sale	(38)	—	341	7	—	—	—	310
NET FINANCIAL DEBT	58,084	(14,147)	1,098	443	4	—	2,331	47,813
(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2022	changes	reclassification	currency	fair value	Current	Other	2022
Non-current financial instruments - assets(a) and non-current financial assets	(2,404)	—	24	52	(448)	198	(153)	(2,731)
Non-current financial debt	49,512	1,108	(696)	(225)	175	(6,981)	2,371	45,264
Non-current financial debt and related financial instruments	47,108	1,108	(672)	(173)	(273)	(6,783)	2,218	42,533

Current financial instruments - assets(a)	(252)	264	—	6	(97)	(198)	(124)	(401)
Current borrowings	15,035	(6,337)	(316)	(106)	(69)	6,981	314	15,502
Current financial instruments - liabilities(a)	372	—	—	(9)	125	—	—	488
Current financial debt and related financial instruments	15,155	(6,073)	(316)	(109)	(41)	6,783	190	15,589

Financial debt and financial assets classified as held for sale	(4)	—	(34)	—	—	—	—	(38)
NET FINANCIAL DEBT	62,259	(4,965)	(1,022)	(282)	(314)	—	2,408	58,084

(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2021	changes	reclassification	currency	fair value	Current	Other	2021
Non-current financial instruments - assets (a) and non-current financial assets	(4,781)	(290)	1	64	2,432	188	(18)	(2,404)
Non-current financial debt	60,203	(359)	(58)	(183)	(2,377)	(9,254)	1,540	49,512
Non-current financial debt and related financial instruments	55,422	(649)	(57)	(119)	55	(9,066)	1,522	47,108

Current financial instruments - assets(a)	(194)	191	—	8	(45)	(188)	(24)	(252)
Current borrowings	17,099	(11,047)	15	(283)	(158)	9,254	155	15,035
Current financial instruments - liabilities(a)	203	—	1	(11)	179	—	—	372
Current financial debt and related financial instruments	17,108	(10,856)	16	(286)	(24)	9,066	131	15,155

Financial debt and financial assets classified as held for sale	313	—	(306)	(11)	—	—	—	(4)
NET FINANCIAL DEBT	72,843	(11,505)	(347)	(416)	31	—	1,653	62,259

(a) Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

Monetary changes in non-current financial debt are detailed as follows:

For the year ended December 31,
(M$)	2023	2022	2021
Issuance of non-current debt	189	1,148	808
Repayment of non-current debt	(59)	(40)	(1,167)
NET AMOUNT	130	1,108	(359)

D)  Cash and cash equivalents

Accounting principles

Cash and cash equivalents are composed of cash on hand and highly liquid short-term investments that are easily convertible into known amounts of cash and are subject to insignificant risks of changes in value.

Investments with maturity greater than three months and less than twelve months are shown under “Current financial assets”.

Changes in current financial assets and liabilities are included in the financing activities section of the consolidated statement of cash flows.

Cash and cash equivalents are detailed as follows:

For the year ended December 31,
(M$)	2023	2022	2021
Cash	16,956	14,873	13,544
Cash equivalents	10,307	18,153	7,798
TOTAL	27,263	33,026	21,342

Cash equivalents are mainly composed of deposits with a maturity of less than three months, deposited in government institutions or deposit banks selected in accordance with strict criteria.

As of December 31, 2023, the cash and cash equivalents include $1,807 million subject to restrictions, notably due to regulatory framework or to the fact they are owned by affiliates located in countries with exchange controls.

E)  Net-debt-to-capital ratio

For its internal and external communication needs, TotalEnergies calculates a debt ratio by dividing its net financial debt excluding leases by its capital.

The ratio is calculated as follows: Net debt excluding leases / (Equity + Net debt excluding leases)

As of December 31,
(M$)
(Assets) / Liabilities	2023	2022	2021
Current borrowings(a)	7,869	14,065	13,645
Other current financial liabilities	446	488	372
Current financial assets(a)	(6,256)	(8,556)	(12,183)
Net financial assets and liabilities held for sale or exchange(a)	17	(38)	(4)
Non-current financial debt(a)	32,722	36,987	41,868
Non-current financial assets(a)	(1,229)	(1,303)	(1,557)
Cash and cash equivalents	(27,263)	(33,026)	(21,342)
Net financial debt excluding leases	6,306	8,617	20,799

Shareholders’ equity – TotalEnergies share	116,753	111,724	111,736
Distribution of the income based on existing shares at the closing date	2,700	2,846	3,263
Shareholders’ equity	119,453	114,570	114,999

NET-DEBT-TO-CAPITAL RATIO EXCLUDING LEASES	5.0%	7.0%	15.3%

(a)	Excluding lease receivables & lease debts.

15.2 FAIR VALUE OF FINANCIAL INSTRUMENTS (EXCLUDING COMMODITY CONTRACTS)

Accounting principles

TotalEnergies uses derivative instruments to manage its exposure to risks of changes in interest rates, foreign exchange rates and commodity prices. These financial instruments are accounted for in accordance with IFRS 9, changes in fair value of derivative instruments are recognized in the income statement or in other comprehensive income and are recognized in the balance sheet in the accounts corresponding to their nature, according to the risk management strategy. The derivative instruments used by TotalEnergies are the following:

-     Cash management

Financial instruments used for cash management purposes are part of a hedging strategy of currency and interest rate risks within global limits set by TotalEnergies and are considered to be held for trading. Changes in fair value are systematically recorded in the income statement. The balance sheet value of those instruments is included in “Current financial assets” or “Other current financial liabilities”.

-     Long-term financing

When an external long-term financing is set up, specifically to finance subsidiaries, and when this financing involves currency and interest rate derivatives, these instruments are qualified as:

1)    Fair value hedge of the interest rate and currency risks on the external debt financing the loans to subsidiaries. Changes in fair value of derivatives are recognized in the income statement, as are changes in fair value of underlying financial debts and loans to subsidiaries.

The fair value of those hedging instruments of long-term financing is included in assets under “Non-current financial assets” or in liabilities under “Non-current financial debt” for the non-current portion. The current portion (less than one year) is accounted for in “Current financial assets” or “Other current financial liabilities”.

In case of the anticipated termination of derivative instruments accounted for as fair value hedges, the amount paid or received is recognized in the income statement and:

●   If this termination is due to an early cancellation of the hedged items, the adjustment previously recorded as revaluation of those hedged items is also recognized in the income statement;

●   If the hedged items remain in the balance sheet, the adjustment previously recorded as a revaluation of those hedged items is amortized over the remaining life of those items.

In case of a change in the strategy of the hedge (fair value hedge to cash flow hedge), if the components of the initial aggregated exposure had already been designated in a hedging relationship (FVH), TotalEnergies designates the new instrument as a hedging instrument of an aggregated position (CFH) without having to end the initial hedging relationship.

2)    Cash flow hedge when TotalEnergies implements a strategy of fixing interest rate and/or currency rate on the external debt. Changes in fair value are recorded in other comprehensive income for the effective portion of the hedging and in the income statement for the ineffective portion of the hedging. When the hedged transaction affects profit or loss, the fair value variations of the hedging instrument recorded in equity are also symmetrically recycled to the income statement.

The fair value of those hedging instruments of long-term financing is included in assets under “Non-current financial assets” or in liabilities under “Non-current financial debt” for the non-current portion. The current portion (less than one year) is accounted for in “Current financial assets” or “Other current financial liabilities”.

If the hedging instrument expires, is sold or terminated by anticipation, gains or losses previously recognized in equity remain in equity. Amounts are recycled to the income statement only when the hedged transaction affects profit or loss.

3)    In compliance with IFRS 9, TotalEnergies has decided to recognize in a separate component of the comprehensive income the variation of foreign currency basis spread (Cross Currency Swaps) identified in the hedging relationships qualified as fair value hedges and cash flow hedges.

-     Foreign subsidiaries’ equity hedge

Certain financial instruments hedge against risks related to the equity of foreign subsidiaries whose functional currency is not the euro (mainly the dollar). These instruments qualify as “net investment hedges” and changes in fair value are recorded in other comprehensive income under “Currency translation” for the effective portion of the hedging and in the income statement for the ineffective portion of the hedging. Gains or losses on hedging instruments previously recorded in equity, are reclassified to the income statement in the same period as the total or partial disposal of the foreign activity.

The fair value of these instruments is recorded under “Current financial assets” and “Other current financial liabilities”.

-     Commitments to purchase shares held by non-controlling interests (put options written on minority interests)

Put options granted to non-controlling-interest shareholders are initially recognized as financial liabilities at the present value of the exercise price of the options with a corresponding reduction in shareholders’ equity – TotalEnergies share. The financial liability is subsequently measured at fair value at each balance sheet date in accordance with contractual clauses and any variation is recorded in the income statement (cost of debt).

A)  Impact on the income statement per nature of financial instruments

Assets and liabilities from financing activities

The impact on the income statement of financing assets and liabilities mainly includes:

●	Financial income on cash, cash equivalents, and current financial assets (notably current deposits beyond three months) classified as “Loans and receivables”;
●	Financial expense of long-term subsidiaries financing, associated hedging instruments (excluding ineffective portion of the hedge detailed below) and financial expense of short-term financing classified as “Financing liabilities and associated hedging instruments”;
●	Ineffective portion of bond hedging;
●	Financial income and financial expense on lease contracts and,
●	Financial income, financial expense and fair value of derivative instruments used for cash management purposes classified as “Assets and liabilities held for trading”.

Financial derivative instruments used for cash management purposes (interest rate and foreign exchange) are considered to be held for trading. Based on practical documentation issues, TotalEnergies did not elect to set up hedge accounting for such instruments. The impact on income statement of the derivatives is offset by the impact of loans and current liabilities they are related to. Therefore these transactions taken as a whole do not have a significant impact on the Consolidated Financial Statements.

For the year ended December 31,
(M$)	2023	2022	2021
Loans and receivables	1,420	562	188
Financing liabilities and associated hedging instruments	(2,190)	(1,812)	(1,373)
Fair value hedge (ineffective portion)	2	(5)	(10)
Lease assets and obligations	(499)	(458)	(413)
Assets and liabilities held for trading	248	470	83
IMPACT ON THE COST OF NET DEBT	(1,019)	(1,243)	(1,525)

B)  Impact of the hedging strategies

Fair value hedge instruments

The impact on the income statement of the bond hedging instruments which is recorded in the item “Financial interest on debt” in the Consolidated Statement of Income is detailed as follows:

For the year ended December 31,
(M$)	2023	2022	2021
Revaluation impact at market value of bonds	(765)	3,817	3,199
Swaps hedging bonds	767	(3,822)	(3,209)
INEFFECTIVE PORTION OF THE FAIR VALUE HEDGE	2	(5)	(10)

The ineffective portion is not representative of TotalEnergies’ performance considering its objective to hold swaps to maturity. The current portion of the swaps valuation is not subject to active management.

Net investment hedge

As of December 31, 2023, 2022 and 2021 TotalEnergies had no open forward contracts held in respect of net investment hedge strategies.

Cash flow hedge

The impact on the income statement and other comprehensive income of the bonds hedging instruments qualified as cash flow hedges is detailed as follows:

For the year ended December 31,
(M$)	2023	2022	2021
Profit (Loss) recorded in other comprehensive income of the period	128	72	(167)
Recycled amount from other comprehensive income to the income statement of the period	140	(55)	(113)

As of December 31, 2023, 2022 and 2021, the ineffective portion of these financial instruments is nil.

Hedging instruments and hedged items by strategy

Fair Value Hedge

The following charts regarding Fair Value Hedge, disclose by nature of hedging instruments (Interest Rate Swaps and Cross Currency Swaps):

-	The nominal amounts and carrying amounts of hedging instruments;
-	The carrying amounts of hedged items and cumulative FVH adjustments included in the carrying amounts of the hedged items;
-	The hedged items that have ceased to be adjusted for hedging gains and losses.

For the year ended December 31, 2023
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
	Interest Rate								Financial debt /
Bonds	Swaps	3,500	—	(86)	—	(3,457)	—	43	Financial assets
	Cross Currency								Financial debt /
Bonds	Swaps	4,671	45	(559)	—	(4,232)	—	439	Financial assets
End of hedging (before 2018)		—	—	—	—	—	—	10

For the year ended December 31, 2022
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
	Interest Rate								Financial debt /
Bonds	Swaps	5,000	—	(151)	—	(4,892)	—	108	Financial assets
	Cross Currency								Financial debt /
Bonds	Swaps	7,029	—	(1,124)	—	(5,982)	—	1,047	Financial assets
End of hedging (before 2018)		—	—	—	—	—	—	(8)

For the year ended December 31, 2021							Cumulative FVH
(M$)		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
Bonds	Interest Rate Swaps	6,767	303	(36)	—	(7,037)	—	(837)	Financial debt / Financial assets
Bonds	Cross Currency Swaps	9,566	154	(382)	—	(8,865)	—	701	Financial debt / Financial assets
End of hedging (before 2018)		—	—	—	—	—	—	(27)

Cash Flow Hedge

The following charts regarding Cash Flow Hedge disclose the nominal amounts and carrying amounts by nature of hedging instruments (Interest Rate Swaps and Cross Currency Swaps).

According to IFRS 9, there is no accounting entry related to Cash Flow Hedge on hedged items.

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2023	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,023	611	—	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	108	(1,821)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2022	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,782	815	(2)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	—	(2,731)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2021	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,782	—	(736)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	372	(660)	Financial assets

C)  Maturity of derivative instruments

The maturity of the notional amounts of derivative instruments, excluding the commodity contracts, is detailed in the following table:

For the year ended December 31, 2023		Notional		Notional value schedule
(M$)	Fair	value	Fair	2025					2029
Assets / (Liabilities)	value	2024	value	and beyond	2025	2026	2027	2028	and beyond
Fair value hedge
Swaps hedging bonds (assets)	—	250	45	403
Swaps hedging bonds (liabilities)	(75)	1,837	(570)	5,681
Total swaps hedging bonds - Fair value hedge	(75)	2,087	(525)	6,084	1,630	202	820	1,000	2,432
Cash flow hedge
Swaps hedging bonds (assets)	91	2,114	628	14,830
Swaps hedging bonds (liabilities)	(193)	1,574	(1,628)	11,016
Total swaps hedging bonds - Cash flow hedge	(102)	3,688	(1,000)	25,846	4,509	4,153	2,135	4,686	10,363
Forward exchange contracts related to operating activities (assets)	2	83	8	311
Forward exchange contracts related to operating activities (liabilities)	(14)	234	(2)	240
Total forward exchange contracts related to operating activities	(12)	317	6	551	285	266	—	—	—
Held for trading
Other interest rate swaps (assets)	149	38,415	393	7,690
Other interest rate swaps (liabilities)	(94)	37,170	(208)	7,407
Total other interest rate swaps	55	75,585	185	15,097	8,692	1,580	1,500	1,908	1,417
Currency swaps and forward exchange contracts (assets)	66	10,325	21	1,071
Currency swaps and forward exchange contracts (liabilities)	(84)	8,513	(32)	773
Total currency swaps and forward exchange contracts	(18)	18,838	(11)	1,844	1,840	(2)	6	—	—

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2022		Notional		Notional value schedule
(M$)	Fair	value	Fair	2024					2028
Assets / (Liabilities)	value	2023	value	and beyond	2024	2025	2026	2027	and beyond
Fair value hedge
Swaps hedging bonds (assets)	—	1,000	—	—
Swaps hedging bonds (liabilities)	(260)	2,858	(1,015)	8,171
Total swaps hedging bonds - Fair value hedge	(260)	3,858	(1,015)	8,171	2,087	1,630	202	820	3,432
Cash flow hedge
Swaps hedging bonds (assets)	2	250	813	11,782
Swaps hedging bonds (liabilities)	(2)	750	(2,731)	17,511
Total swaps hedging bonds - Cash flow hedge	—	1,000	(1,918)	29,293	3,659	4,459	4,069	2,071	15,035
Forward exchange contracts related to operating activities (assets)	4	70	3	91
Forward exchange contracts related to operating activities (liabilities)	(19)	187	(19)	433
Total forward exchange contracts related to operating activities	(15)	257	(16)	524	524	—	—	—	—
Held for trading
Other interest rate swaps (assets)	154	14,955	447	7,470
Other interest rate swaps (liabilities)	(94)	13,236	(226)	4,128
Total other interest rate swaps	60	28,191	221	11,598	5,233	3,716	1,174	1,022	453
Currency swaps and forward exchange contracts (assets)	55	7,076	44	1,289
Currency swaps and forward exchange contracts (liabilities)	(110)	15,964	(57)	839
Total currency swaps and forward exchange contracts	(55)	23,040	(13)	2,128	391	1,737	—	—	—

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2021		Notional		Notional value schedule
(M$)	Fair	value	Fair	2023					2027
Assets / (Liabilities)	value	2022	value	and beyond	2023	2024	2025	2026	and beyond
Fair value hedge
Swaps hedging bonds (assets)	42	566	415	9,659
Swaps hedging bonds (liabilities)	(316)	3,737	(102)	2,371
Total swaps hedging bonds - Fair value hedge	(274)	4,303	313	12,030	3,858	2,087	1,630	202	4,253
Cash flow hedge
Swaps hedging bonds (assets)	—	—	372	7,149
Swaps hedging bonds (liabilities)	—	—	(1,396)	23,144
Total swaps hedging bonds - Cash flow hedge	—	—	(1,024)	30,293	1,000	3,659	4,459	4,068	17,107
Forward exchange contracts related to operating activities (assets)	—	36	—	—
Forward exchange contracts related to operating activities (liabilities)	(8)	283	(14)	366
Total forward exchange contracts related to operating activities	(8)	319	(14)	366	171	195	—	—	—
Held for trading
Other interest rate swaps (assets)	13	20,876	78	5,170
Other interest rate swaps (liabilities)	(19)	6,470	(41)	2,561
Total other interest rate swaps	(6)	27,346	37	7,731	1,708	2,856	2,111	751	305
Currency swaps and forward exchange contracts (assets)	65	9,769	17	367
Currency swaps and forward exchange contracts (liabilities)	(37)	5,065	—	(16)
Total currency swaps and forward exchange contracts	28	14,834	17	351	265	86	—	—	—

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

D)  Fair value hierarchy

Accounting principles

According to IFRS 13, fair values are estimated for the majority of TotalEnergies’ financial instruments, with the exception of publicly traded equity securities and marketable securities for which the market price is used.

Estimations of fair value, which are based on principles such as discounting future cash flows to present value, must be weighted by the fact that the value of a financial instrument at a given time may be influenced by the market environment (liquidity especially), and also the fact that subsequent changes in interest rates and exchange rates are not taken into account.

As a consequence, the use of different estimates, methodologies and assumptions could have a material effect on the estimated fair value amounts.

The methods used are as follows:

-     Financial debts, swaps

The market value of swaps and of bonds that are hedged by those swaps has been determined on an individual basis by discounting future cash flows with the market curves existing at year-end.

-     Other financial instruments

The fair value of interest rate swaps and of FRA’s (Forward Rate Agreements) is calculated by discounting future cash flows on the basis of market curves existing at year-end after adjustment for interest accrued but unpaid. Forward exchange contracts and currency swaps are valued on the basis of a comparison of the negotiated forward rates with the rates in effect on the financial markets at year-end for similar maturities.

Exchange options are valued based on models commonly used by the market.

The fair value hierarchy for financial instruments, excluding commodity contracts, is as follows:

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2023	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(600)	—	(600)
Cash flow hedge instruments	—	(1,104)	—	(1,104)
Assets and liabilities held for trading	—	207	—	207
Equity instruments	255	—	—	255
TOTAL	255	(1,497)	—	(1,242)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2022	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(1,275)	—	(1,275)
Cash flow hedge instruments	—	(1,950)	—	(1,950)
Assets and liabilities held for trading	—	214	—	214
Equity instruments	33	—	—	33
TOTAL	33	(3,011)	—	(2,978)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2021	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	39	—	39
Cash flow hedge instruments	—	(1,052)	—	(1,052)
Assets and liabilities held for trading	—	82	—	82
Equity instruments	501	—	—	501
TOTAL	501	(931)	—	(430)

15.3 FINANCIAL RISKS MANAGEMENT

Financial markets related risks

As part of its financing and cash management activities, TotalEnergies uses derivative instruments to manage its exposure to changes in interest rates and foreign exchange rates. These instruments are mainly interest rate and currency swaps. TotalEnergies may also occasionally use futures contracts and options. These operations and their accounting treatment are detailed in Notes 14, 15.1 and 15.2 to the Consolidated Financial Statements.

Risks relative to cash management operations and to interest rate and foreign exchange financial instruments are managed according to rules set by TotalEnergies’ General Management, which provide for regular pooling of available cash balances, open positions and management of the financial instruments by the Treasury Department. Excess cash of TotalEnergies is deposited mainly in government institutions, banking institutions, or major companies through deposits, reverse repurchase agreements and purchase of commercial paper. Liquidity positions and the management of financial instruments are centralized by the Treasury Department, where they are managed by a team specialized in foreign exchange and interest rate market transactions.

The Cash Monitoring-Management Unit within the Treasury Department monitors limits and positions per bank on a daily basis and results of the Front Office. This unit also prepares marked-to-market valuations of used financial instruments and, when necessary, performs sensitivity analyses.

Counterparty risk

TotalEnergies has established standards for market transactions under which any banking counterparty must be approved in advance, based on an assessment of the counterparty’s financial solidity (multi-criteria analysis including notably a review of its Credit Default Swap (CDS) level, financial credit ratings, which must be of high standing, and general financial situation).

An overall credit limit is set for each authorised financial counterparty and is allocated amongst the affiliates and TotalEnergies’ central treasury entities, according to TotalEnergies’ financial needs.

Reform of benchmarks risk

The transition to IBOR indices did not have a significant impact on the financial instruments managed by the Treasury Department of TotalEnergies. The USD LIBOR maturities ceased to be published end of June 2023 and was replaced by the SOFR. Furthermore, in Europe, the Eonia rate ceased to be published on January 3, 2022 and was replaced by the ESTR rate.

Bonds and associated derivatives impacted by the IBOR reform are presented in Note 15.1 “Financial debt and derivative financial instruments”.

Short-term interest rate exposure and cash

Cash balances, primarily composed of euros and dollars, are managed according to the guidelines established by TotalEnergies’ General Management (to maintain an adequate level of liquidity, optimize revenue from investments considering existing interest rate yield curves, and minimize the cost of borrowing) based on a daily interest rate benchmark, primarily through short-term interest rate swaps and short-term currency swaps.

Interest rate risk on non-current debt

TotalEnergies’ policy consists in incurring long-term debt at a floating or fixed rate, depending on TotalEnergies’ general corporate needs and the interest rate environment at the time of issuance, mainly in dollars or euros. Long-term interest rate and currency swaps may be entered into for the purpose of hedging bonds at the time of issuance, synthetically resulting in the incurrence of variable or fixed rate debt. In order to partially alter the interest rate exposure of its long-term indebtedness, TotalEnergies may also enter into long-term interest rate swaps on an ad-hoc basis.

Currency exposure

TotalEnergies generally seeks to minimize the currency exposure of each entity to its functional currency (primarily the dollar, the euro, the pound sterling and the Norwegian krone).

For currency exposure generated by commercial activity, the hedging of revenues and costs in foreign currencies is typically performed using currency operations on the spot market and, in some cases, on the forward market. TotalEnergies rarely hedges future cash flows, although it may use options to do so.

With respect to currency exposure linked to non-current assets, TotalEnergies has a hedging policy of financing these assets in their functional currency.

Net short-term currency exposure is periodically monitored against limits set by TotalEnergies’ General Management.

The non-current debt described in Note 15.1 to the Consolidated Financial Statements is generally raised by the corporate treasury entities either directly in dollars or in euros, or in other currencies which are then exchanged for dollars or euros through swap issuances to appropriately match general corporate needs. The proceeds from these debt issuances are loaned to affiliates whose accounts are kept in dollars or in euros. Thus, the net sensitivity of these positions to currency exposure is not significant.

TotalEnergies’ short-term currency swaps, the notional value of which appears in Note 15.2 to the Consolidated Financial Statements, are used to attempt to optimize the centralized cash management of TotalEnergies. Thus, the sensitivity to currency fluctuations which may be induced is likewise considered negligible.

Sensitivity analysis on interest rate and foreign exchange risk

The tables below present the potential impact of an increase or decrease of 10 basis points on the interest rate yield curves for each of the currencies on the fair value of the current financial instruments as of December 31, 2023, 2022 and 2021.

			Change in fair value due to a change in
			interest rate by
Assets / (Liabilities)	Carrying	Estimated	+ 10 basis	- 10 basis
(M$)	amount	fair value	points	points
As of December 31, 2023
Bonds (non-current portion, before swaps)	(28,365)	(29,216)	162	(162)
Swaps hedging bonds (liabilities)	(2,198)	(2,198)	—	—
Swaps hedging bonds (assets)	673	673	—	—
Total swaps hedging bonds (assets and liabilities)	(1,525)	(1,525)	(12)	12
Current portion of non-current debt after swaps (excluding lease obligations)	(5,669)	(5,680)	(1)	(7)
Other interest rates swaps	240	240	17	(17)
Currency swaps and forward exchange contracts	(29)	(29)	—	—
As of December 31, 2022
Bonds (non-current portion, before swaps)	(32,184)	(30,391)	210	(210)
Swaps hedging bonds (liabilities)	(3,746)	(3,746)	—	—
Swaps hedging bonds (assets)	813	813	—	—
Total swaps hedging bonds (assets and liabilities)	(2,933)	(2,933)	(9)	9
Current portion of non-current debt after swaps (excluding lease obligations)	(5,328)	(5,344)	3	(3)
Other interest rates swaps	281	281	10	(10)
Currency swaps and forward exchange contracts	(68)	(68)	—	—
As of December 31, 2021
Bonds (non-current portion, before swaps)	(39,256)	(42,888)	349	(349)
Swaps hedging bonds (liabilities)	(1,498)	(1,498)	—	—
Swaps hedging bonds (assets)	787	787	—	—
Total swaps hedging bonds (assets and liabilities)	(711)	(711)	(34)	34
Current portion of non-current debt after swaps (excluding lease obligations)	(5,073)	(5,077)	5	(5)
Other interest rates swaps	31	31	16	(16)
Currency swaps and forward exchange contracts	45	45	—	—

The impact of changes in interest rates on the cost of net debt before tax is as follows:

For the year ended December 31,
(M$)	2023	2022	2021
Cost of net debt	(1,019)	(1,243)	(1,525)
Interest rate translation of :
+ 10 basis points	10	18	47
‑ 10 basis points	(10)	(18)	(47)

As a result of the policy for the management of currency exposure previously described, TotalEnergies’ sensitivity to currency exposure is primarily influenced by the net equity of the subsidiaries whose functional currency is the euro and to a lesser extent, the pound sterling and the Norwegian krone.

This sensitivity is reflected in the historical evolution of the currency translation adjustment recorded in the statement of changes in consolidated shareholders’ equity which, over the course of the last three years, is essentially related to the fluctuation of the euro, the ruble and the pound sterling and is set forth in the table below:

	Dollar / Euro exchange	Dollar / Pound sterling	Dollar / Ruble exchange
	rates	exchange rates	rates
December 31, 2023	0.90	0.79	89.14
December 31, 2022	0.94	0.83	74.01
December 31, 2021	0.88	0.74	75.31

As of December 31, 2023				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	130,454	19,198	92,202	4,732	—	14,322
Currency translation adjustment before net investment hedge	(13,696)	(7,881)	—	(2,285)	—	(3,530)
Net investment hedge – open instruments	(5)	(5)	—	—	—	—
Shareholders’ equity at exchange rate as of December 31, 2023	116,753	11,312	92,202	2,447	—	10,792

As of December 31, 2022				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	124,560	15,835	88,902	6,258	45	13,520
Currency translation adjustment before net investment hedge	(12,831)	(7,170)	–	(2,463)	(30)	(3,168)
Net investment hedge – open instruments	(5)	(5)	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2022	111,724	8,660	88,902	3,795	15	10,352

As of December 31, 2021				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	124,407	24,617	70,030	6,064	10,596	13,100
Currency translation adjustment before net investment hedge	(12,666)	(4,239)	–	(1,902)	(4,281)	(2,244)
Net investment hedge – open instruments	(5)	(5)	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2021	111,736	20,373	70,030	4,162	6,315	10,856

Based on the 2023 financial statements, a conversion using rates different from + or - 10% for each of the currencies below would have the following impact on shareholders equity and net income (TotalEnergies share):

As of December 31, 2023		Pound		Norwegian
(M$)	Euro	sterling	Ruble	Crown
Impact of an increase of 10% of exchange rates on :
– Shareholders’ equity	1,131	245	–	–
– net income (TotalEnergies share)	310	94	–	–
Impact of a decrease of (10)% of exchange rates on :
– Shareholders’ equity	(1,131)	(245)	–	–
– net income (TotalEnergies share)	(310)	(94)	–	–

Stock market risk

TotalEnergies holds interests in a number of publicly-traded companies (see Note 8 to the Consolidated Financial Statements). The market value of these holdings fluctuates due to various factors, including stock market trends, valuations of the sectors in which the companies operate, and the economic and financial condition of each individual company.

Liquidity risk

TotalEnergies SE has committed credit facilities granted by international banks allowing it to benefit from significant liquidity reserves.

As of December 31, 2023, these credit facilities amounted to $10,559 million and were entirely unutilized. The agreements underpinning credit facilities granted to TotalEnergies SE do not contain conditions related to TotalEnergies’ financial ratios, to its credit ratings from specialized agencies, or to the occurrence of events that could have a material adverse effect on its financial position.

As of December 31, 2023, the aggregated amount of the main committed credit facilities granted by international banks to the TotalEnergies’ companies, including TotalEnergies SE, was $11,527 million, of which $11,387 million were unutilized. In addition, the $8 billion undrawn credit line as of December 31, 2022, put in place in March 2022, has not been extended and therefore ended in March 2023.

Credit facilities granted to the TotalEnergies’ companies other than TotalEnergies SE are not intended to fund TotalEnergies’ general corporate purposes; they are intended to fund either general corporate purposes of the borrowing affiliate, or a specific project.

The following tables show the maturity of the financial assets and liabilities of TotalEnergies as of December 31, 2023, 2022 and 2021 (see Note 15.1 to the Consolidated Financial Statements).

As of December 31, 2023
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(5,079)	(3,816)	(3,615)	(4,356)	(22,525)	(39,391)
Non-current financial assets excluding derivative financial instruments	—	132	107	244	100	725	1,308
Current borrowings	(9,590)	—	—	—	—	—	(9,590)
Other current financial liabilities	(446)	—	—	—	—	—	(446)
Current financial assets	6,585	—	—	—	—	—	6,585
Net financial assets and liabilities held for sale or exchange	(310)	—	—	—	—	—	(310)
Cash and cash equivalents	27,263	—	—	—	—	—	27,263
Net amount before financial expense	23,502	(4,947)	(3,709)	(3,371)	(4,256)	(21,800)	(14,581)
Financial expense on non-current financial debt	(469)	(517)	(460)	(430)	(390)	(4,242)	(6,508)
Interest differential on swaps	(355)	(265)	(261)	(216)	(209)	(537)	(1,843)
NET AMOUNT	22,678	(5,729)	(4,430)	(4,017)	(4,855)	(26,579)	(22,932)

As of December 31, 2022
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(6,719)	(4,527)	(3,356)	(3,503)	(25,856)	(43,961)
Non-current financial assets excluding derivative financial instruments	—	367	85	85	85	806	1,428
Current borrowings	(15,502)	—	—	—	—	—	(15,502)
Other current financial liabilities	(488)	—	—	—	—	—	(488)
Current financial assets	8,746	—	—	—	—	—	8,746
Net financial assets and liabilities held for sale or exchange	38	—	—	—	—	—	38
Cash and cash equivalents	33,026	—	—	—	—	—	33,026
Net amount before financial expense	25,820	(6,352)	(4,442)	(3,271)	(3,418)	(25,050)	(16,713)
Financial expense on non-current financial debt	(662)	(583)	(515)	(449)	(416)	(4,611)	(7,236)
Interest differential on swaps	(431)	(312)	(264)	(272)	(221)	(761)	(2,261)
NET AMOUNT	24,727	(7,247)	(5,221)	(3,992)	(4,055)	(30,422)	(26,210)

As of December 31, 2021
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(6,073)	(6,328)	(4,420)	(3,314)	(28,495)	(48,630)
Non-current financial assets excluding derivative financial instruments	—	41	41	38	37	1,365	1,522
Current borrowings	(15,035)	—	—	—	—	—	(15,035)
Other current financial liabilities	(372)	—	—	—	—	—	(372)
Current financial assets	12,315	—	—	—	—	—	12,315
Net financial assets and liabilities held for sale or exchange	4	—	—	—	—	—	4
Cash and cash equivalents	21,342	—	—	—	—	—	21,342
Net amount before financial expense	18,254	(6,032)	(6,287)	(4,382)	(3,277)	(27,130)	(28,854)
Financial expense on non-current financial debt	(821)	(786)	(664)	(576)	(506)	(5,197)	(8,550)
Interest differential on swaps	(217)	(235)	(232)	(229)	(221)	(836)	(1,970)
NET AMOUNT	17,216	(7,053)	(7,183)	(5,187)	(4,004)	(33,163)	(39,374)

The following table sets forth financial assets and liabilities related to operating activities as of December 31, 2023, 2022 and 2021 (see Note 14 of the Notes to the Consolidated Financial Statements).

As of December 31,
Assets/(Liabilities)
(M$)	2023	2022	2021
Accounts payable	(41,335)	(41,346)	(36,837)
Other operating liabilities	(19,937)	(35,186)	(27,294)
including derivative financial instruments related to commodity contracts (liabilities)	(7,650)	(18,774)	(16,166)
Accounts receivable, net	23,442	24,378	21,983
Other operating receivables	14,952	28,289	29,553
including derivative financial instruments related to commodity contracts (assets)	7,012	20,220	22,412
TOTAL	(22,878)	(23,865)	(12,595)

These financial assets and liabilities mainly have a maturity date below one year.

Credit risk

Credit risk is defined as the risk of the counterparty to a contract failing to perform or pay the amounts due.

TotalEnergies is exposed to credit risks in its operating and financing activities. TotalEnergies’ maximum exposure to credit risk is partially related to financial assets recorded on its balance sheet, including energy derivative instruments that have a positive market value.

The following table presents TotalEnergies’ maximum credit risk exposure:

As of December 31,
Assets/(Liabilities)
(M$)	2023	2022	2021
Loans to equity affiliates (Note 8)	4,562	3,733	4,532
Loans and advances (Note 6)	2,222	1,837	2,107
Other non-current financial assets related to operational activities (Note 6)	1,761	250	312
Non-current financial assets (Note 15.1)	2,395	2,731	2,404
Accounts receivable (Note 5)	23,442	24,378	21,983
Other operating receivables (Note 5)	14,952	28,289	29,553
Current financial assets (Note 15.1)	6,585	8,746	12,315
Cash and cash equivalents (Note 15.1)	27,263	33,026	21,342
TOTAL	83,182	102,990	94,548

The valuation allowance on accounts receivable, other operating receivables and on loans and advances is detailed in Notes 5 and 6 to the Consolidated Financial Statements.

As part of its credit risk management related to operating and financing activities, TotalEnergies has developed margining agreements with certain counterparties. As of December 31, 2023, the net margin call paid amounted to $2,435 million (against $2,857 million paid as of December 31, 2022 and $7,299 million paid as of December 31, 2021).

TotalEnergies has established a number of programs for the sale of receivables, without recourse, with various banks, primarily to reduce its exposure to such receivables. As a result of these programs TotalEnergies retains no risk of payment default after the sale, but may continue to service the customer accounts as part of a service arrangement on behalf of the buyer and is required to pay to the buyer payments it receives from the customers relating to the receivables sold. As of December 31, 2023, the net value of receivables sold amounted to $7,700 million. TotalEnergies has substantially transferred all the risks and rewards related to receivables. No financial asset or liability remains recognized in the consolidated balance sheet after the date of sale.

Furthermore, in 2023, TotalEnergies conducted several operations of reverse factoring. The value of factored payables outstanding at year-end is $495 million.

Credit risk is managed by TotalEnergies’ business segments as follows:

-     Exploration & Production segment

Risks arising under contracts with government authorities or other oil companies or under long-term supply contracts necessary for the development of projects are evaluated during the project approval process. The long-term aspect of these contracts and the high-quality of the other parties lead to a low level of credit risk.

Risks related to commercial operations, other than those described above (which are, in practice, directly monitored by subsidiaries), are subject to procedures for establishing credit limits and reviewing outstanding balances.

-     Integrated LNG & Integrated Power segments

-	Gas & Power activities

Trading of gas & power activities deal with counterparties in the energy, industrial and financial sectors throughout the world. Financial institutions providing credit risk coverage are highly rated international banks and insurance groups.

Potential counterparties are subject to credit assessment and approval before concluding transactions and are thereafter subject to regular review, including re-appraisal and approval of the limits previously granted.

The creditworthiness of counterparties is assessed based on an analysis of quantitative and qualitative data regarding financial standing and business risks, together with the review of any relevant third party and market information, such as data published by rating agencies. On this basis, credit limits are defined for each potential counterparty and, where appropriate, transactions are subject to specific authorizations.

Credit exposure, which is essentially an economic exposure or an expected future physical exposure, is permanently monitored and subject to sensitivity measures.

Credit risk is mitigated by the systematic use of industry standard contractual frameworks that permit netting, enable requiring added security in case of adverse change in the counterparty risk, and allow for termination of the contract upon occurrence of certain events of default.

About the professionals and retail gas and power sales activities, credit risk management policy is adapted to the type of customer either through the use of procedures of prepayments and appropriate collection, especially for mass customers or through credit insurances and sureties/guarantees obtaining.  For the Professionals segment, the segregation of duties between the commercial and financial teams allows an “a priori” control of risks.

-	Other activities

Internal procedures include rules on credit risk management. Procedures to monitor customer risk are defined at the local level, especially for Saft Groupe (rules for the approval of credit limits, use of guarantees, monitoring and assessment of the receivables portfolio).

-     Refining & Chemicals segment

-	Refining & Chemicals activities

Credit risk is primarily related to commercial receivables. Internal procedures of Refining & Chemicals include rules for the management of credit describing the fundamentals of internal control in this domain. Each Business Unit implements the procedures of the activity for managing and provisioning credit risk according to the size of the subsidiary and the market in which it operates. The principal elements of these procedures are:

-	implementation of credit limits with different authorization schemes;
-	use of insurance policies or specific guarantees (letters of credit);
-	regular monitoring and assessment of overdue accounts (aging balance), including dunning procedures.

Counterparties are subject to credit assessment and approval prior to any transaction being concluded. Regular reviews are made for all active counterparties including a re-appraisal and renewing of the granted credit limits. The limits of the counterparties are assessed based on quantitative and qualitative data regarding financial standing, together with the review of any relevant third party and market information, such as that provided by rating agencies and insurance companies.

-	Trading & Shipping activities

Trading & Shipping deals with commercial counterparties and financial institutions located throughout the world. Counterparties to physical and derivative transactions are primarily entities involved in the oil and gas industry or in the trading of energy commodities, or financial institutions. Credit risk coverage is arranged with financial institutions, international banks and insurance groups selected in accordance with strict criteria.

The Trading & Shipping division applies a strict policy of internal delegation of authority in order to set up credit limits by country and counterparty and approval processes for specific transactions. Credit exposures contracted under these limits and approvals are monitored on a daily basis.

Potential counterparties are subject to credit assessment and approval prior to any transaction being concluded and all active counterparties are subject to regular reviews, including re-appraisal and approval of granted limits. The creditworthiness of counterparties is assessed based on an analysis of quantitative and qualitative data regarding financial standing and business risks, together with the review of any relevant third party and market information, such as ratings published by Standard & Poor’s, Moody’s Investors Service and other credit-rating agencies.

Contractual arrangements are structured so as to maximize the risk mitigation benefits of netting between transactions wherever possible and additional protective terms providing for the provision of security in the event of financial deterioration and the termination of transactions on the occurrence of defined default events are used to the greatest permitted extent.

Credit risks in excess of approved levels are secured by means of letters of credit and other guarantees, cash deposits and insurance arrangements. In respect of derivative transactions, risks are secured by margin call contracts wherever possible.

-     Marketing & Services segment

Internal procedures for the Marketing & Services division include rules on credit risk that describe the basis of internal control in this domain, including the segregation of duties between commercial and financial operations.

Credit policies are defined at the local level and procedures to monitor customer risk are implemented (credit committees at the subsidiary level, the creation of credit limits for corporate customers, etc.). Each entity also implements monitoring of its outstanding receivables. Risks related to credit may be mitigated or limited by subscription of credit insurance and/or requiring security or guarantees.